Income Taxes - Schedule of Reconciliation of the Federal Income Tax Statutory Rate and the Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax statutory rate	35.00%	35.00%	35.00%
Foreign tax credit	63.70%	(222.00%)	(1557.10%)
Repatriation of foreign earnings	(32.00%)	113.20%	738.40%
Foreign goodwill impairment	(49.10%)
Federal valuation allowance	(23.70%)	198.60%	1019.80%
State income tax, net of federal benefit and valuation allowance	(0.20%)	(0.40%)	0.80%
Settlements with taxing authorities	0.10%	(7.60%)	(23.50%)
Macau deferred tax liability re-measurement			96.10%
Foreign jurisdiction income/losses taxed at other than 35%	6.90%	(49.10%)	(281.80%)
Tax credits	0.40%	(1.00%)	(13.10%)
Permanent and other items	(0.50%)	2.30%	18.90%
Provision for income taxes (as a percent)	0.60%	69.00%	33.50%